Shareholder Fees - FidelityHealthSavingsFund-KPRO	Nov. 29, 2023 USD ($)
FidelityHealthSavingsFund-KPRO | Fidelity Health Savings Fund
Shareholder Fees:
(fees paid directly from your investment)	none